S000095312 [Member] Investment Strategy - S000095312 [Member]	Dec. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Solactive United States 800 Index (the Capitalization Index), which ranged between $515.7 million and $71.7 billion as of June 30, 2025. The market capitalization range and composition of companies in the Capitalization Index are subject to change.
The Fund principally invests in common stocks. The Fund invests in securities of companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer capital appreciation opportunity.
The Fund applies a rules-based framework to invest, at the time of purchase, in securities that display an attractive profile of company quality, value, and catalyst factors. The securities are evaluated on an industry relative basis, and at the time of the application of the Fund’s rules-based framework, sector weights are neutral relative to the Capitalization Index. The catalyst factors capture momentum, both price and business, and market sentiment for a stock. The Fund's rules-based investment framework categorizes stocks in the Index by industry, and the Investment Manager uses proprietary investment models by industry based on the drivers of return specific to stocks in a particular industry. Stocks are market weighted within the Fund's portfolio, effected periodically, to generally align on a pro rata basis with the Capitalization Index.
The Fund’s rules-based framework for constructing (and making changes to) the Fund’s portfolio generally occurs on at least a semi-annual basis typically in June and December but this could change without notice. In addition to this semi-annual investment process application, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, deterioration of the security’s quality, value or company catalyst factors, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
The Fund may at times emphasize one or more sectors in selecting its investments.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.